Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000028182 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class I
Account Value		$ 34,988	$ 34,988	$ 34,988	$ 28,525.75	$ 22,125.14	$ 27,482.84	$ 21,474	$ 17,278.81	$ 13,156.66	$ 13,358.28	$ 10,974.85	$ 9,993.9	$ 9,999.99
Average Annual Return, Percent		22.65%	15.16%	13.34%
C000028183 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class II
Account Value		$ 34,106.41	$ 34,106.41	$ 34,106.41	27,884.81	21,686.42	26,999.2	21,151.44	17,063.37	13,022.53	13,252.9	10,920.67	9,962.72	9,999.99
Average Annual Return, Percent		22.31%	14.86%	13.05%
C000028190 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class I
Account Value		$ 13,029.33	$ 13,029.33	$ 13,029.33	12,510.76	11,536.34	13,213	12,955.55	12,049	10,954.09	11,154.54	10,622.24	9,872.66	10,000
Average Annual Return, Percent		4.13%	1.58%	2.68%
C000028191 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class II
Account Value		$ 12,706.7	$ 12,706.7	$ 12,706.7	12,231.61	11,319.56	12,986.84	12,765.99	11,889.35	10,856.26	11,072.11	10,569.98	9,847.9	10,000
Average Annual Return, Percent		3.87%	1.34%	2.42%
C000030379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class I
Account Value		$ 26,039.33	$ 26,039.33	$ 26,039.33	21,010.85	17,690.33	25,659.74	23,743.74	17,060.83	12,819.8	13,708.22	10,542.51	10,162.93	9,999.99
Average Annual Return, Percent		23.93%	8.82%	10.04%
C000030381 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class I
Account Value		$ 12,154.33	$ 12,154.33	$ 12,154.33	11,781.4	11,015.11	12,837.98	12,789.31	11,765.35	10,767.06	10,860.47	10,441.54	10,029.98	10,000
Average Annual Return, Percent		3.15%	0.65%	1.97%
C000028201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class II
Account Value		$ 11,871.48	$ 11,871.48	$ 11,871.48	11,523.53	10,801.52	12,627.43	12,599.73	11,620.98	10,672.6	10,781.08	10,400.78	10,007.64	10,000
Average Annual Return, Percent		3.01%	0.43%	1.73%
C000028211 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class I
Account Value		$ 22,108.26	$ 22,108.26	$ 22,108.26	19,871.79	18,490.31	20,044.83	15,946.81	15,953.68	12,706.08	13,900.23	12,039.28	10,049.41	9,999.99
Average Annual Return, Percent		11.26%	6.74%	8.26%
C000028212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class II
Account Value		$ 21,572.45	$ 21,572.45	$ 21,572.45	19,439.64	18,138.59	19,703.57	15,721.3	15,762.88	12,586.91	13,797.18	11,979.14	10,022.19	10,000
Average Annual Return, Percent		10.97%	6.48%	7.99%
C000028217 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class I
Account Value		$ 15,163.78	$ 15,163.78	$ 15,163.78	13,945.22	12,526.67	14,108.85	13,347.72	13,024.52	11,380.51	11,771.97	10,975.66	9,607.14	10,000
Average Annual Return, Percent		8.71%	3.09%	4.25%
C000028218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class II
Account Value		$ 14,678.56	$ 14,678.56	$ 14,678.56	13,527.7	12,188.04	13,762.75	13,052.04	12,798.99	11,199.24	11,661.46	10,896.88	9,577.09	10,000
Average Annual Return, Percent		8.48%	2.78%	3.91%
C000028221 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class I
Account Value		$ 19,996.54	$ 19,996.54	$ 19,996.54	18,025.35	16,028.81	16,986.83	13,100.18	12,826.04	9,986.21	12,380.66	10,939.71	9,385.85	10,000
Average Annual Return, Percent		10.94%	9.29%	7.18%
C000028222 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value Class II
Account Value		$ 19,506.44	$ 19,506.44	$ 19,506.44	17,630.23	15,712.69	16,695.35	12,904.84	12,667.72	9,890.19	12,285.1	10,884.52	9,364.7	10,000.01
Average Annual Return, Percent		10.64%	9.02%	6.91%
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Account Value		$ 34,253.95	$ 34,253.95	$ 34,253.95	27,398.83	21,695.58	26,493.84	20,584.87	17,386.05	13,222.7	13,829.01	11,350.93	10,138.38	10,000
Average Annual Return, Percent		25.02%	14.53%	13.10%
Bloomberg U S Universal Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Total Return Index
Account Value		$ 11,875.25	$ 11,875.25	$ 11,875.25	11,637.99	10,961.32	12,598.12	12,738.63	11,841.58	10,834.88	10,862.56	10,435.68	10,042.96	10,000
Average Annual Return, Percent		2.04%	0.06%	1.73%
Bloomberg U S Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Total Return Index
Account Value		$ 11,431.77	$ 11,431.77	$ 11,431.77	11,290.61	10,699.08	12,299.22	12,491.85	11,619.61	10,687.97	10,686.76	10,321.2	10,055	10,000
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Standard And Poor s 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor’s 500 Total Return Index
Account Value		$ 34,253.95	$ 34,253.95	$ 34,253.95	27,398.83	21,695.58	26,493.84	20,584.87	17,386.05	13,222.7	13,829.01	11,350.93	10,138.38	10,000
Average Annual Return, Percent		25.02%	14.53%	13.10%
ICE BofA U S High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Total Return Index
Account Value		$ 16,416.38	$ 16,416.38	$ 16,416.38	15,172.13	13,372.49	15,062.15	14,295.4	13,465.07	11,769	12,041.74	11,203.37	9,535.7	10,000
Average Annual Return, Percent		8.20%	4.04%	5.08%
ICE BofA U S All Convertibles Speculative Quality Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. All-Convertibles Speculative Quality Total Return Index
Account Value		$ 32,309.44	$ 32,309.44	$ 32,309.44	29,346.84	27,367.66	35,650.33	31,418.56	14,591.96	11,214.57	12,058.67	10,551.23	8,992.74	10,000
Average Annual Return, Percent		10.10%	17.23%	12.44%
Russell Midcap Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Total Return Index
Account Value		$ 29,802.79	$ 29,802.79	$ 29,802.79	24,407.88	19,391.83	26,463	23,475.04	17,313.7	12,780.49	13,417.93	10,711.38	9,979.99	10,000
Average Annual Return, Percent		22.10%	11.47%	11.54%
Russell 1000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Total Return Index
Account Value		$ 22,579.9	$ 22,579.9	$ 22,579.9	19,743.15	17,712.79	19,156.8	15,305.8	14,889.54	11,766.54	12,826.98	11,284.95	9,617.27	10,000
Average Annual Return, Percent		14.37%	8.68%	8.49%
Russell Midcap Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Total Return Index
Account Value		$ 21,797.89	$ 21,797.89	$ 21,797.89	$ 19,278.22	$ 17,103.64	$ 19,443.06	$ 15,149.9	$ 14,433.34	$ 11,359.28	$ 12,950.91	$ 11,426.17	$ 9,522.01	$ 10,000
Average Annual Return, Percent		13.07%	8.59%	8.10%

[1]	The Portfolio has designated the Bloomberg U.S. Aggregate Bond Total Return Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.